Net Loss Per Ordinary Share	9 Months Ended
Sep. 30, 2025
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 12 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share for the periods indicated:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Basic net loss per Ordinary Share
Numerator:
Net loss	(22,813)	(29,266)	(7,321)	(10,355)

Denominator:
Weighted average outstanding common shares and vested RSUs – basic and diluted	103,398,521	105,075,212	101,387,826	106,098,703
Basic and dilutive net loss per common share	(0.22)	(0.28)	(0.07)	(0.10)

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been anti-dilutive:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Options	11,145,823	11,063,254	11,744,039	10,806,286
Restricted Stock Units	9,151,496	7,254,370	10,060,385	9,394,111
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	359,375	790,625	359,375	359,375